Provisions (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Provisions
Provisions, current liabilities	$ 850	$ 1,230
Provisions, non-current liabilities	7,808	8,493
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	496	790
Onerous contracts
Provisions
Provisions, current liabilities	57	57
Provisions, non-current liabilities	855	866
Environmental obligations
Provisions
Provisions, current liabilities	98	146
Provisions, non-current liabilities	235	243
Asset retirement obligations
Provisions
Provisions, current liabilities	126	158
Provisions, non-current liabilities	3,375	3,802
Provision for litigations
Provisions
Provisions, non-current liabilities	1,144	1,462
Employee postretirement obligations
Provisions
Provisions, current liabilities	73	79
Provisions, non-current liabilities	$ 2,199	$ 2,120